General and Administrative - Additional Information (Details)	Feb. 28, 2021 USD ($)
General And Administrative Line Item
Government grants received	$ 75,848
Jobs Support Scheme
General And Administrative Line Item
Government grants received	72,832
Wages Credit Scheme
General And Administrative Line Item
Government grants received	$ 1,627